Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Costs [Line Items]
Average number of staff employed under contracts of service	33	30	30
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	26	25	24
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	7	5	6